Shareholder's Equity	6 Months Ended
Jun. 30, 2025
Shareholders Equity [Abstract]
SHAREHOLDER’S EQUITY

9. SHAREHOLDER’S EQUITY

The Company was incorporated in the Cayman Islands in March 2023 under the Cayman Islands Companies Act as an exempted company with limited liability. The Company authorized 500,000,000 shares with US$0.0001 par value. In 2023, the Company issued 11,416,594 shares with US$0.0001 par value to five institutional shareholders. On March 20, 2024, VVAX Holdings Limited transferred 399,581 ordinary shares of US$0.0001 each to Visuccess Holding Limited for a consideration of US$39.96, leaving VVAX Holdings Limited with 171,249 ordinary shares of US$0.0001 each.

On June 6, 2024, the Company formally executed a forward stock split of its ordinary shares at a ratio of one pre-split ordinary share to 4 post-split ordinary shares. After the stock split, the authorized number of ordinary shares became 2,000,000,000, from 500,000,000 pre-split shares. The par value changed from $0.0001 to $0.000025 accordingly. 45,666,376 ordinary shares were issued and outstanding as of December 31, 2023 and 2024. The number of shares and per share data are presented herein have been retroactively adjusted to give effect to the stock split.

Initial public offering

On January 8, 2025, the Company closed its IPO of 1,500,000 ordinary shares, par value $0.000025 per share. The ordinary shares were priced at $4.00 per share and approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “ZYBT” on January 7, 2025. Additionally, the Company had granted the underwriter an option, exercisable within 45 days from the closing date of the IPO, to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover the over-allotment. On January 14, 2025, the underwriters exercised their option in full to purchase an additional 225,000 ordinary shares at a public offering price of $4.00 per ordinary share to cover over-allotments. Gross proceeds of the IPO, including the exercise of the over-allotment, totaled $6.9 million, before deducting underwriting discounts and other related expenses. The net proceeds of this offering were approximately $6.0 million. 47,391,376 ordinary shares were issued and outstanding as of June 30, 2025.

Dividends

For the six months ended June 30, 2024 and 2025, the Company declared cash dividends of RMB205 and nil, respectively. For the six months ended June 30, 2024 and 2025, the Company paid dividends in cash of RMB15,858 and nil, respectively.